UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811- 09525
                                                     ----------

                               RYDEX DYNAMIC FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                               Rydex Dynamic Funds
                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-296-5100
                                                            ------------

                   Date of fiscal year end: DECEMBER 31, 2005
                                            -----------------

                    Date of reporting period: MARCH 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  75.3%
FINANCIALS 14.8%
  BANKS 4.3%
  Bank of America Corp.                  104,570   $   4,611,537
  Wells Fargo & Co.                       43,800       2,619,240
  Wachovia Corp.+                         41,515       2,113,529
  U.S. Bancorp                            48,340       1,393,159
  SunTrust Banks, Inc.+                    9,595         691,512
  Fifth Third Bancorp+                    14,320         615,473
  National City Corp.                     17,540         587,590
  BB&T Corp.+                             14,300         558,844
  Regions Financial Corp.+                12,030         389,772
  PNC Financial Services Group,
      Inc.                                 7,320         376,834
  KeyCorp                                 10,530         341,698
  North Fork Bancorporation,
      Inc.                                12,175         337,734
  M&T Bank Corp.                           3,010         307,201
  Comerica, Inc.                           4,420         243,454
  Marshall & Ilsley Corp.                  5,780         241,315
  AmSouth Bancorp+                         9,185         238,351
  Synovus Financial Corp.+                 8,020         223,437
  Zions Bancorporation                     2,320         160,126
  Compass Bancshares, Inc.                 3,180         144,372
  Huntington Bancshares, Inc.+             5,978         142,874
  First Horizon National Corp.             3,190         130,120
                                                   -------------
TOTAL BANKS                                           16,468,172
                                                   -------------
  INSURANCE 3.1%
  American International Group,
      Inc.+                               67,430       3,736,296
  Allstate Corp.+                         17,770         960,646
  Prudential Financial, Inc.              13,280         762,272
  MetLife, Inc.                           19,270         753,457
  St. Paul Travelers Cos., Inc.           17,330         636,531
  Hartford Financial Services
      Group, Inc.+                         7,595         520,713
  AFLAC, Inc.                             13,100         488,106
  Progressive Corp.                        5,180         475,317
  Marsh & McLennan Cos., Inc.             13,640         414,929
  Chubb Corp.+                             4,960         393,179
  Loews Corp.                              4,795         352,624
  ACE Ltd.+                                7,360         303,747
  XL Capital Ltd.                          3,590         259,808
  Ambac Financial Group, Inc.              2,810         210,048
  Lincoln National Corp.                   4,520         204,033
  MBIA, Inc.+                              3,635         190,038
  Cincinnati Financial Corp.               4,345         189,485
  Aon Corp.+                               8,185         186,945

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Jefferson-Pilot Corp.+                   3,530   $     173,147
  SAFECO Corp.                             3,280         159,769
  Torchmark Corp.                          2,800         146,160
  UnumProvident Corp.+                     7,680         130,714
                                                   -------------
TOTAL INSURANCE                                       11,647,964
                                                   -------------
  DIVERSIFIED FINANCIALS 2.7%
  Citigroup, Inc.                        134,361       6,038,183
  J.P. Morgan Chase & Co.                 92,226       3,191,020
  Moody's Corp.+                           3,830         309,694
  Principal Financial Group,
      Inc.                                 7,950         305,995
  CIT Group, Inc.                          5,440         206,720
                                                   -------------
TOTAL DIVERSIFIED FINANCIALS                          10,051,612
                                                   -------------
  CAPITAL MARKETS 2.1%
  Morgan Stanley                          28,340       1,622,465
  Goldman Sachs Group, Inc.+              12,555       1,380,925
  Merrill Lynch & Co., Inc.               24,110       1,364,626
  Lehman Brothers Holdings,
      Inc.+                                6,974         656,672
  Bank of New York Co., Inc.              20,105         584,050
  Franklin Resources, Inc.+                6,460         443,479
  State Street Corp.+                      8,625         377,085
  Charles Schwab Corp.+                   34,870         366,484
  Mellon Financial Corp.                  10,965         312,941
  Bear Stearns Cos., Inc.                  2,930         292,707
  Northern Trust Corp.                     5,680         246,739
  T. Rowe Price Group, Inc.                3,320         197,142
  E*Trade Financial Corp.*                 9,630         115,560
  Janus Capital Group, Inc.+               6,115          85,304
  Federated Investors, Inc. --
      Class B                              2,775          78,560
                                                   -------------
TOTAL CAPITAL MARKETS                                  8,124,739
                                                   -------------
  THRIFTS & MORTGAGE FINANCE 1.2%
  Fannie Mae+                             25,060       1,364,517
  Freddie Mac                             17,845       1,127,804
  Washington Mutual, Inc.                 22,600         892,700
  Countrywide Financial Corp.+            15,030         487,874
  Golden West Financial Corp.+             7,930         479,765
  Sovereign Bancorp, Inc.                  9,700         214,952


--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  MGIC Investment Corp.                    2,510   $     154,791
                                                   -------------
TOTAL THRIFTS & MORTGAGE FINANCE                       4,722,403
                                                   -------------
  CONSUMER FINANCE 1.0%
  American Express Co.                    32,500       1,669,525
  MBNA Corp.                              33,080         812,114
  SLM Corp.                               11,130         554,719
  Capital One Financial Corp.+             6,280         469,555
  Providian Financial Corp.*+              7,585         130,159
                                                   -------------
TOTAL CONSUMER FINANCE                                 3,636,072
                                                   -------------
  REAL ESTATE 0.4%
  Simon Property Group, Inc.               5,730         347,123
  Equity Office Properties Trust          10,440         314,557
  Equity Residential+                      7,320         235,777
  ProLogis                                 4,755         176,411
  Archstone-Smith Trust+                   5,070         172,938
  Plum Creek Timber (REIT) Co.,
      Inc.                                 4,745         169,397
  Apartment Investment &
      Management Co. -- Class A+           2,450          91,140
                                                   -------------
TOTAL REAL ESTATE                                      1,507,343
                                                   -------------
TOTAL FINANCIALS                                      56,158,305
                                                   -------------
INFORMATION TECHNOLOGY 11.5%
  SOFTWARE 3.0%
  Microsoft Corp.                        281,450       6,802,646
  Oracle Corp.*                          132,770       1,656,970
  Adobe Systems, Inc.                      6,180         415,111
  Computer Associates
      International, Inc.+                15,155         410,700
  Electronic Arts, Inc.*+                  7,900         409,062
  Symantec Corp.*+                        18,370         391,832
  Veritas Software Corp.*                 10,930         253,795
  Intuit, Inc.*+                           4,845         212,066
  Autodesk, Inc.                           5,940         176,774
  Siebel Systems, Inc.*+                  13,160         120,151
  Citrix Systems, Inc.*+                   4,390         104,570
  Mercury Interactive Corp.*+              2,190         103,762
  BMC Software, Inc.*                      5,750          86,250
  Compuware Corp.*                        10,020          72,144
  Novell, Inc.*                            9,730          57,991

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Parametric Technology Corp.*+            6,970   $      38,962
                                                   -------------
TOTAL SOFTWARE                                        11,312,786
                                                   -------------
  COMPUTERS & PERIPHERALS 2.9%
  International Business
      Machines Corp.                      43,100       3,938,478
  Dell, Inc.*                             64,321       2,471,213
  Hewlett-Packard Co.                     78,180       1,715,269
  Apple Computer, Inc.*                   20,820         867,570
  EMC Corp./MA*                           62,040         764,333
  Sun Microsystems, Inc.*+                87,071         351,767
  Lexmark International, Inc.*+            3,340         267,100
  Network Appliance, Inc.*+                9,290         256,961
  NCR Corp.*+                              4,830         162,964
  QLogic Corp.*+                           2,400          97,200
  Gateway, Inc.*+                          9,675          38,990
                                                   -------------
TOTAL COMPUTERS & PERIPHERALS                         10,931,845
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      2.3%
  Intel Corp.                            163,690       3,802,519
  Texas Instruments, Inc.                 44,731       1,140,193
  Applied Materials, Inc.*                43,960         714,350
  Analog Devices, Inc.+                    9,725         351,461
  Maxim Integrated Products,
      Inc.+                                8,420         344,125
  Linear Technology Corp.                  7,950         304,564
  Xilinx, Inc.+                            9,020         263,655
  Broadcom Corp. -- Class A*+              8,520         254,918
  KLA-Tencor Corp.*+                       5,060         232,811
  National Semiconductor Corp.             9,270         191,055
  Altera Corp.*                            9,643         190,739
  Freescale Semiconductor, Inc.
      -- Class B*                         10,090         174,053
  Fisher Scientific
      International, Inc.*+                3,040         173,037
  Micron Technology, Inc.*+               15,845         163,837
  Advanced Micro Devices, Inc.*+           9,990         161,039
  Nvidia Corp.*                            4,300         102,168
  Novellus Systems, Inc.*+                 3,620          96,763
  Teradyne, Inc.*+                         5,030          73,438
  LSI Logic Corp.*                         9,970          55,732
  PMC - Sierra, Inc.*+                     4,610          40,568


--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Applied Micro Circuits Corp.*            7,980   $      26,254
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                              8,857,279
                                                   -------------
  COMMUNICATIONS EQUIPMENT 1.8%
  Cisco Systems, Inc.*                   170,470       3,049,708
  Qualcomm, Inc.                          42,430       1,555,060
  Motorola, Inc.+                         63,019         943,394
  Corning, Inc.*                          36,300         404,019
  Lucent Technologies, Inc.*+            114,436         314,699
  Avaya, Inc.*+                           11,850         138,408
  Comverse Technology, Inc.*+              5,115         129,000
  Scientific-Atlanta, Inc.+                3,970         112,033
  Tellabs, Inc.*                          11,960          87,308
  JDS Uniphase Corp.*+                    37,380          62,425
  Andrew Corp.*+                           4,162          48,737
  ADC Telecommunications, Inc.*           20,940          41,671
  CIENA Corp.*                            14,800          25,456
                                                   -------------
TOTAL COMMUNICATIONS EQUIPMENT                         6,911,918
                                                   -------------
  IT CONSULTING & SERVICES 0.9%
  First Data Corp.                        21,480         844,379
  Automatic Data Processing,
      Inc.                                15,080         677,846
  Paychex, Inc.+                           9,790         321,308
  Electronic Data Systems Corp.+          13,300         274,911
  SunGard Data Systems, Inc.*+             7,480         258,060
  Computer Sciences Corp.*+                4,900         224,665
  Fiserv, Inc.*+                           5,060         201,388
  Affiliated Computer Services,
      Inc. -- Class A*+                    3,330         177,289
  Sabre Holdings Corp.+                    3,510          76,799
  Unisys Corp.*                            8,700          61,422
  Convergys Corp.*+                        3,670          54,793
                                                   -------------
TOTAL IT CONSULTING & SERVICES                         3,172,860
                                                   -------------
  INTERNET SOFTWARE & SERVICES 0.3%
  Yahoo!, Inc.*+                          35,590       1,206,501
                                                   -------------
TOTAL INTERNET SOFTWARE & SERVICES                     1,206,501
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
  Agilent Technologies, Inc.*             12,570   $     279,054
  Jabil Circuit, Inc.*+                    5,220         148,874
  Molex, Inc.                              4,880         128,637
  Symbol Technologies, Inc.                6,230          90,272
  Solectron Corp.*+                       25,125          87,184
  Sanmina-SCI Corp.*                      13,490          70,418
  Tektronix, Inc.                          2,330          57,155
                                                   -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                 861,594
                                                   -------------
  OFFICE ELECTRONICS 0.1%
  Xerox Corp.*+                           24,690         374,053
                                                   -------------
TOTAL OFFICE ELECTRONICS                                 374,053
                                                   -------------
TOTAL INFORMATION TECHNOLOGY                          43,628,836
                                                   -------------
HEALTH CARE 9.6%
  PHARMACEUTICALS 5.2%
  Johnson & Johnson, Inc.+                76,830       5,159,903
  Pfizer, Inc.                           194,970       5,121,862
  Abbott Laboratories                     40,320       1,879,718
  Merck & Co., Inc.                       57,405       1,858,200
  Eli Lilly & Co.                         29,300       1,526,530
  Wyeth                                   34,540       1,456,897
  Bristol-Myers Squibb Co.+               50,369       1,282,395
  Schering-Plough Corp.                   38,130         692,060
  Forest Laboratories, Inc.*+              9,540         352,503
  Allergan, Inc.                           3,400         236,198
  Mylan Laboratories, Inc.                 6,970         123,508
  Watson Pharmaceuticals, Inc.*+           2,830          86,966
  King Pharmaceuticals, Inc.*              6,245          51,896
                                                   -------------
TOTAL PHARMACEUTICALS                                 19,828,636
                                                   -------------
  HEALTH CARE PROVIDERS & SERVICES 1.9%
  UnitedHealth Group, Inc.+               16,920       1,613,830
  WellPoint, Inc.*                         7,635         957,047
  Cardinal Health, Inc.                   11,185         624,123
  HCA, Inc.+                              10,895         583,645
  Aetna, Inc.                              7,650         573,367
  Caremark Rx, Inc.*+                     11,770         468,211
  Medco Health Solutions, Inc.*+           7,045         349,221
  CIGNA Corp.                              3,480         310,764
  McKesson Corp.                           7,610         287,277


--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Quest Diagnostics, Inc.+                 2,620   $     275,441
  Laboratory Corporation of
      America Holdings*+                   3,580         172,556
  Express Scripts, Inc.*+                  1,970         171,764
  Health Management Associates,
      Inc. -- Class A+                     6,295         164,803
  AmerisourceBergen Corp.+                 2,875         164,709
  IMS Health, Inc.                         6,000         146,340
  Tenet Healthcare Corp.*+                12,080         139,282
  Humana, Inc.*+                           4,130         131,912
  Manor Care, Inc.                         2,235          81,265
                                                   -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                 7,215,557
                                                   -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.6%
  Medtronic, Inc.                         31,290       1,594,225
  Boston Scientific Corp.*                21,860         640,279
  Guidant Corp.                            8,250         609,675
  Baxter International, Inc.              15,960         542,321
  Zimmer Holdings, Inc.*+                  6,350         494,094
  Stryker Corp.+                          10,410         464,390
  Becton, Dickinson & Co.                  6,560         383,235
  St. Jude Medical, Inc.*                  9,260         333,360
  Biomet, Inc.                             6,550         237,765
  C.R. Bard, Inc.                          2,705         184,156
  Hospira, Inc.*                           4,040         130,371
  Waters Corp.*+                           3,130         112,023
  Thermo Electron Corp.*                   4,140         104,701
  Bausch & Lomb, Inc.                      1,380         101,154
  PerkinElmer, Inc.                        3,315          68,388
  Millipore Corp.*                         1,285          55,769
                                                   -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                 6,055,906
                                                   -------------
  BIOTECHNOLOGY 0.9%
  Amgen, Inc.*                            32,883       1,914,120
  Gilead Sciences, Inc.*                  11,209         401,282
  Genzyme Corp.*                           6,420         367,481
  Biogen Idec, Inc.*                       8,637         298,063
  Chiron Corp.*+                           4,840         169,690
  Medimmune, Inc.*+                        6,440         153,336
  Applera Corp. - Applied
      Biosystems Group+                    5,065          99,983
                                                   -------------
TOTAL BIOTECHNOLOGY                                    3,403,955
                                                   -------------
TOTAL HEALTH CARE                                     36,504,054
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
INDUSTRIALS 8.9%
  INDUSTRIAL CONGLOMERATES 3.6%
  General Electric Co.                   273,700   $   9,869,622
  Tyco International Ltd.+                52,084       1,760,439
  3M Co.                                  20,160       1,727,511
  Textron, Inc.                            3,555         265,274
                                                   -------------
TOTAL INDUSTRIAL CONGLOMERATES                        13,622,846
                                                   -------------
  AEROSPACE & DEFENSE 1.6%
  United Technologies Corp.               13,225       1,344,453
  Boeing Co.+                             21,735       1,270,628
  Honeywell International, Inc.           22,270         828,667
  Lockheed Martin Corp.+                  11,460         699,748
  General Dynamics Corp.+                  5,185         555,054
  Northrop Grumman Corp.                   9,530         514,429
  Raytheon Co.                            11,700         452,790
  Rockwell Collins, Inc.+                  4,565         217,248
  L-3 Communications Holdings,
      Inc.                                 2,975         211,285
  Goodrich Corp.                           3,075         117,742
                                                   -------------
TOTAL AEROSPACE & DEFENSE                              6,212,044
                                                   -------------
  MACHINERY 1.1%
  Caterpillar, Inc.+                       8,830         807,415
  Illinois Tool Works, Inc.                7,660         685,800
  Deere & Co.+                             6,420         430,975
  Danaher Corp.                            7,985         426,479
  Ingersoll-Rand Co. -- Class A            4,455         354,841
  Paccar, Inc.                             4,500         325,755
  Eaton Corp.                              3,925         256,695
  ITT Industries, Inc.                     2,385         215,222
  Dover Corp.                              5,255         198,586
  Parker Hannifin Corp.+                   3,090         188,243
  Pall Corp.                               3,210          87,055
  Cummins, Inc.                            1,180          83,013
  Navistar International Corp.*            1,810          65,884
                                                   -------------
TOTAL MACHINERY                                        4,125,963
                                                   -------------
  AIR FREIGHT & COURIERS 0.8%
  United Parcel Service, Inc. --
      Class B+                            29,020       2,110,915
  FedEx Corp.                              7,775         730,461


--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Ryder System, Inc.                       1,655   $      69,014
                                                   -------------
TOTAL AIR FREIGHT & COURIERS                           2,910,390
                                                   -------------
  COMMERCIAL SERVICES & SUPPLIES 0.7%
  Cendant Corp.                           27,260         559,921
  Waste Management, Inc.                  14,805         427,124
  Apollo Group, Inc. -- Class A*+          4,799         355,414
  Pitney Bowes, Inc.                       5,970         269,367
  H&R Block, Inc.                          4,260         215,471
  Cintas Corp.+                            4,440         183,416
  RR Donnelley & Sons Co.                  5,690         179,918
  Avery Dennison Corp.                     2,860         177,120
  Robert Half International,
      Inc.+                                4,490         121,050
  Equifax, Inc.                            3,500         107,415
  Monster Worldwide, Inc.*+                3,080          86,394
  Allied Waste Industries, Inc.*           8,240          60,234
                                                   -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                   2,742,844
                                                   -------------
  ROAD & RAIL 0.4%
  Burlington Northern Santa Fe
      Corp.                                9,725         524,469
  Union Pacific Corp.                      6,715         468,035
  Norfolk Southern Corp.                  10,250         379,763
  CSX Corp.+                               5,555         231,366
                                                   -------------
TOTAL ROAD & RAIL                                      1,603,633
                                                   -------------
  ELECTRICAL EQUIPMENT 0.3%
  Emerson Electric Co.                    10,870         705,789
  Rockwell Automation, Inc.+               4,770         270,173
  Cooper Industries Ltd. --
      Class A                              2,380         170,217
  American Power Conversion
      Corp.+                               4,951         129,271
                                                   -------------
TOTAL ELECTRICAL EQUIPMENT                             1,275,450
                                                   -------------
  BUILDING PRODUCTS 0.2%
  Masco Corp.                             11,600         402,172
  American Standard Cos., Inc.             5,550         257,964
                                                   -------------
TOTAL BUILDING PRODUCTS                                  660,136
                                                   -------------
  AIRLINES 0.1%
  Southwest Airlines Co.                  20,180         287,363

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Delta Air Lines, Inc.*+                  3,605   $      14,600
                                                   -------------
TOTAL AIRLINES                                           301,963
                                                   -------------
  TRADING COMPANIES & DISTRIBUTORS 0.1%
  W.W. Grainger, Inc.                      2,330         145,089
                                                   -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                   145,089
                                                   -------------
  CONSTRUCTION & ENGINEERING 0.0%
  Fluor Corp.                              2,165         120,006
                                                   -------------
TOTAL CONSTRUCTION & ENGINEERING                         120,006
                                                   -------------
TOTAL INDUSTRIALS                                     33,720,364
                                                   -------------
CONSUMER DISCRETIONARY 8.8%
  MEDIA 3.0%
  Time Warner, Inc.*+                    118,579       2,081,062
  Comcast Corp. -- Class A*+              57,470       1,941,337
  Viacom, Inc. -- Class B                 44,140       1,537,396
  Walt Disney Co.+                        52,895       1,519,673
  News Corp. -- Class A+                  85,300       1,443,276
  Gannett Co., Inc.+                       6,605         522,323
  Clear Channel Communications,
      Inc.+                               14,850         511,880
  McGraw-Hill Cos., Inc.                   4,920         429,270
  Omnicom Group+                           4,820         426,666
  Tribune Co.                              8,230         328,130
  Univision Communications,
      Inc. -- Class A*+                    8,370         231,765
  New York Times Co. -- Class A            3,760         137,541
  Interpublic Group of Cos.,
      Inc.*+                              10,950         134,466
  Knight-Ridder, Inc.+                     1,985         133,491
  Dow Jones & Co., Inc.                    2,120          79,224
  Meredith Corp.                           1,290          60,308
                                                   -------------
TOTAL MEDIA                                           11,517,808
                                                   -------------
  SPECIALTY RETAIL 1.8%
  Home Depot, Inc.+                       56,845       2,173,753
  Lowe's Cos., Inc.+                      20,010       1,142,371
  The Gap, Inc.+                          22,695         495,659
  Best Buy Co., Inc.                       8,400         453,684
  Staples, Inc.                           12,890         405,133
  TJX Cos., Inc.+                         12,480         307,382


--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Bed Bath & Beyond, Inc.*+                7,790   $     284,647
  Limited Brands, Inc.+                   10,520         255,636
  Office Depot, Inc.*                      8,090         179,436
  AutoZone, Inc.*                          2,070         177,399
  Sherwin-Williams Co.                     3,655         160,783
  Toys 'R' Us, Inc.*                       5,565         143,354
  Tiffany & Co.+                           3,770         130,140
  AutoNation, Inc.*+                       6,850         129,739
  RadioShack Corp.                         4,100         100,450
  Circuit City Stores, Inc.                5,055          81,133
  OfficeMax, Inc.                          2,415          80,903
                                                   -------------
TOTAL SPECIALTY RETAIL                                 6,701,602
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 1.2%
  McDonald's Corp.                        32,550       1,013,607
  Carnival Corp.+                         16,385         848,907
  Starbucks Corp.*                        10,350         534,681
  Yum! Brands, Inc.+                       7,580         392,720
  Marriott International, Inc.
      -- Class A+                          5,790         387,119
  Starwood Hotels & Resorts
      Worldwide, Inc.                      5,370         322,361
  International Game
      Technology, Inc.                     8,920         237,807
  Hilton Hotels Corp.                      9,990         223,277
  Harrah's Entertainment, Inc.+            2,900         187,282
  Darden Restaurants, Inc.+                4,070         124,868
  Wendy's International, Inc.              2,950         115,168
                                                   -------------
TOTAL HOTELS RESTAURANTS & LEISURE                     4,387,797
                                                   -------------
  MULTILINE RETAIL 1.0%
  Target Corp.                            23,180       1,159,464
  Sears Holdings Corp.*+                   4,261         567,503
  Kohl's Corp.*+                           8,880         458,474
  JC Penney Holding Co., Inc.              7,390         383,689
  May Department Stores Co.+               7,555         279,686
  Federated Department Stores,
      Inc.+                                4,380         278,743
  Nordstrom, Inc.                          3,630         201,029
  Dollar General Corp.                     8,480         185,797
  Family Dollar Stores, Inc.+              4,335         131,611
  Dillard's, Inc. -- Class A               2,130          57,297
  Big Lots, Inc.*                          2,920          35,098
                                                   -------------
TOTAL MULTILINE RETAIL                                 3,738,391
                                                   -------------
  HOUSEHOLD DURABLES 0.4%
  Fortune Brands, Inc.+                    3,730         300,750

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Pulte Homes, Inc.+                       3,295   $     242,611
  Centex Corp.+                            3,220         184,410
  Black & Decker Corp.                     2,085         164,694
  Newell Rubbermaid, Inc.+                 7,110         155,993
  Leggett & Platt, Inc.                    4,940         142,667
  KB Home+                                 1,200         140,952
  Whirlpool Corp.+                         1,715         116,157
  Stanley Works                            2,125          96,199
  Snap-On, Inc.                            1,490          47,367
  Maytag Corp.+                            2,045          28,569
                                                   -------------
TOTAL HOUSEHOLD DURABLES                               1,620,369
                                                   -------------
  AUTOMOBILES 0.4%
  Ford Motor Co.+                         47,365         536,645
  Harley-Davidson, Inc.                    7,605         439,265
  General Motors Corp.+                   14,620         429,682
                                                   -------------
TOTAL AUTOMOBILES                                      1,405,592
                                                   -------------
  TEXTILES & APPAREL 0.3%
  Nike, Inc. -- Class B+                   6,800         566,508
  Coach, Inc.*                             4,890         276,921
  VF Corp.                                 2,880         170,323
  Liz Claiborne, Inc.                      2,805         112,565
  Jones Apparel Group, Inc.+               3,160         105,828
  Reebok International Ltd.+               1,500          66,450
                                                   -------------
TOTAL TEXTILES & APPAREL                               1,298,595
                                                   -------------
  INTERNET & CATALOG RETAIL 0.3%
  eBay, Inc.*                             34,320       1,278,763
                                                   -------------
TOTAL INTERNET & CATALOG RETAIL                        1,278,763
                                                   -------------
  LEISURE EQUIPMENT & PRODUCTS 0.2%
  Eastman Kodak Co.+                       7,420         241,521
  Mattel, Inc.                            10,740         229,299
  Brunswick Corp.                          2,485         116,422
  Hasbro, Inc.+                            4,580          93,661
                                                   -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                       680,903
                                                   -------------
  AUTO COMPONENTS 0.1%
  Johnson Controls, Inc.+                  4,930         274,897
  Delphi Corp.+                           14,525          65,072
  Goodyear Tire & Rubber Co.*+             4,535          60,542
  Dana Corp.+                              3,880          49,625


--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Cooper Tire & Rubber Co.+                1,935   $      35,527
  Visteon Corp.+                           3,345          19,100
                                                   -------------
TOTAL AUTO COMPONENTS                                    504,763
                                                   -------------
  DISTRIBUTORS 0.1%
  Genuine Parts Co.                        4,515         196,357
                                                   -------------
TOTAL DISTRIBUTORS                                       196,357
                                                   -------------
TOTAL CONSUMER DISCRETIONARY                          33,330,940
                                                   -------------
CONSUMER STAPLES 8.1%
  FOOD & DRUG RETAILING 2.4%
  Wal-Mart Stores, Inc.                  109,630       5,493,560
  Walgreen Co.+                           26,455       1,175,131
  Sysco Corp.+                            16,560         592,848
  CVS Corp.                               10,360         545,143
  Costco Wholesale Corp.+                 12,140         536,345
  Kroger Co.*+                            19,130         306,654
  Safeway, Inc.*+                         11,590         214,763
  Albertson's, Inc.+                       9,525         196,691
  Supervalu, Inc.                          3,475         115,891
                                                   -------------
TOTAL FOOD & DRUG RETAILING                            9,177,026
                                                   -------------
  BEVERAGES 1.7%
  Coca-Cola Co.                           62,640       2,610,209
  PepsiCo, Inc.                           43,610       2,312,638
  Anheuser-Busch Cos., Inc.+              20,450         969,125
  Coca-Cola Enterprises, Inc.             12,150         249,318
  Pepsi Bottling Group, Inc.+              6,470         180,190
  Brown-Forman Corp. -- Class B            3,150         172,463
  Molson Coors Brewing Co. --
      Class B+                             1,990         153,568
                                                   -------------
TOTAL BEVERAGES                                        6,647,511
                                                   -------------
  HOUSEHOLD PRODUCTS 1.4%
  Procter & Gamble Co.+                   65,670       3,480,510
  Kimberly-Clark Corp.                    12,630         830,170
  Colgate-Palmolive Co.                   13,730         716,294
  Clorox Co.+                              3,930         247,551
                                                   -------------
TOTAL HOUSEHOLD PRODUCTS                               5,274,525
                                                   -------------
  TOBACCO 1.1%
  Altria Group, Inc.+                     53,141       3,474,890

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Reynolds American, Inc.                  3,820   $     307,854
  UST, Inc.+                               4,275         221,017
                                                   -------------
TOTAL TOBACCO                                          4,003,761
                                                   -------------
  FOOD PRODUCTS 1.0%
  General Mills, Inc.+                     9,430         463,485
  Kellogg Co.                             10,685         462,340
  Sara Lee Corp.+                         20,320         450,291
  Archer-Daniels-Midland Co.              16,935         416,262
  Hershey Foods Corp.+                     6,370         385,130
  WM Wrigley Jr Co.                        5,805         380,634
  ConAgra Foods, Inc.+                    13,310         359,636
  H.J. Heinz Co.                           9,035         332,850
  Campbell Soup Co.+                      10,645         308,918
  McCormick & Co., Inc.                    3,540         121,882
                                                   -------------
TOTAL FOOD PRODUCTS                                    3,681,428
                                                   -------------
  PERSONAL PRODUCTS 0.5%
  Gillette Co.                            25,700       1,297,336
  Avon Products, Inc.                     12,235         525,371
  Alberto-Culver Co. -- Class B            2,355         112,710
                                                   -------------
TOTAL PERSONAL PRODUCTS                                1,935,417
                                                   -------------
TOTAL CONSUMER STAPLES                                30,719,668
                                                   -------------
ENERGY 6.5%
  OIL & GAS 5.6%
  Exxon Mobil Corp.                      167,020       9,954,392
  ChevronTexaco Corp.                     54,850       3,198,303
  ConocoPhillips                          17,870       1,927,101
  Occidental Petroleum Corp.+             10,215         727,002
  Devon Energy Corp.                      12,580         600,695
  Apache Corp.                             8,450         517,393
  Burlington Resources, Inc.              10,140         507,710
  Anadarko Petroleum Corp.                 6,400         487,040
  Valero Energy Corp.+                     6,640         486,513
  Marathon Oil Corp.+                      8,970         420,872
  Unocal Corp.                             6,810         420,109
  Kerr-McGee Corp.                         4,180         327,419
  EOG Resources, Inc.+                     6,140         299,264
  XTO Energy, Inc.                         8,986         295,100
  Williams Cos., Inc.+                    14,413         271,109
  Kinder Morgan, Inc.+                     3,210         242,997
  Amerada Hess Corp.+                      2,365         227,537
  Sunoco, Inc.                             1,790         185,301
  El Paso Corp.+                          16,645         176,104


--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Ashland, Inc.                            1,840   $     124,145
                                                   -------------
TOTAL OIL & GAS                                       21,396,106
                                                   -------------
  ENERGY EQUIPMENT & SERVICES 0.9%
  Schlumberger Ltd.                       15,235       1,073,763
  Halliburton Co.                         12,980         561,385
  Transocean, Inc.*+                       8,320         428,147
  Baker Hughes, Inc.                       8,680         386,173
  Nabors Industries Ltd.*                  3,870         228,872
  BJ Services Co.+                         4,180         216,858
  National-Oilwell Varco, Inc.*            4,340         202,678
  Noble Corp.+                             3,500         196,735
  Rowan Cos., Inc.                         2,775          83,056
                                                   -------------
TOTAL ENERGY EQUIPMENT & SERVICES                      3,377,667
                                                   -------------
TOTAL ENERGY                                          24,773,773
                                                   -------------
MATERIALS 2.4%
  CHEMICALS 1.3%
  EI Du Pont de Nemours & Co.             25,710       1,317,380
  Dow Chemical Co.+                       24,410       1,216,838
  Monsanto Co.                             6,835         440,857
  Praxair, Inc.                            8,410         402,503
  Air Products & Chemicals, Inc.           5,875         371,829
  PPG Industries, Inc.+                    4,450         318,264
  Rohm & Haas Co.+                         5,820         279,360
  Ecolab, Inc.+                            6,665         220,278
  Eastman Chemical Co.+                    2,020         119,180
  Sigma-Aldrich Corp.+                     1,790         109,637
  International Flavors &
      Fragrances, Inc.                     2,435          96,183
  Engelhard Corp.                          3,165          95,045
  Great Lakes Chemical Corp.               1,315          42,238
  Hercules, Inc.*                          2,895          41,920
                                                   -------------
TOTAL CHEMICALS                                        5,071,512
                                                   -------------
  METALS & MINING 0.6%
  Alcoa, Inc.                             22,540         684,991
  Newmont Mining Corp.+                   11,490         485,453
  Phelps Dodge Corp.+                      2,470         251,273
  Nucor Corp.+                             4,120         237,147
  Freeport-McMoRan Copper &
      Gold, Inc. -- Class B+               4,620         182,998
  United States Steel Corp.+               2,940         149,499

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Allegheny Technologies, Inc.             2,465   $      59,431
                                                   -------------
TOTAL METALS & MINING                                  2,050,792
                                                   -------------
  PAPER & FOREST PRODUCTS 0.4%
  International Paper Co.+                12,595         463,370
  Weyerhaeuser Co.                         6,210         425,385
  Georgia-Pacific Corp.                    6,675         236,896
  MeadWestvaco Corp.                       5,245         166,896
  Louisiana-Pacific Corp.+                 2,850          71,649
  Neenah Paper, Inc.                           1              33
                                                   -------------
TOTAL PAPER & FOREST PRODUCTS                          1,364,229
                                                   -------------
  CONTAINERS & PACKAGING 0.1%
  Ball Corp.                               2,920         121,122
  Sealed Air Corp.*+                       2,160         112,190
  Temple-Inland, Inc.                      1,445         104,835
  Pactiv Corp.*                            3,840          89,664
  Bemis Co.                                2,765          86,047
                                                   -------------
TOTAL CONTAINERS & PACKAGING                             513,858
                                                   -------------
  CONSTRUCTION MATERIALS 0.0%
  Vulcan Materials Co.                     2,645         150,315
                                                   -------------
TOTAL CONSTRUCTION MATERIALS                             150,315
                                                   -------------
TOTAL MATERIALS                                        9,150,706
                                                   -------------
UTILITIES 2.4%
  ELECTRIC UTILITIES 1.6%
  Exelon Corp.+                           17,150         787,014
  Southern Co.+                           19,145         609,385
  TXU Corp.+                               6,220         495,299
  Entergy Corp.                            5,790         409,121
  FPL Group, Inc.                          9,610         385,842
  FirstEnergy Corp.+                       8,535         358,043
  American Electric Power Co.,
      Inc.+                               10,240         348,774
  PG&E Corp.                               9,500         323,950
  Edison International                     8,425         292,516
  Progress Energy, Inc.+                   6,395         268,270
  Consolidated Edison, Inc.+               6,270         264,469
  PPL Corp.                                4,890         264,011
  Ameren Corp.+                            5,040         247,010
  DTE Energy Co.+                          4,500         204,660
  Cinergy Corp.+                           4,960         200,979
  Xcel Energy, Inc.+                      10,355         177,899


--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Pinnacle West Capital Corp.              2,365   $     100,536
  CenterPoint Energy, Inc.+                7,965          95,819
  TECO Energy, Inc.+                       5,170          81,066
  Allegheny Energy, Inc.*+                 3,550          73,343
                                                   -------------
TOTAL ELECTRIC UTILITIES                               5,988,006
                                                   -------------
  MULTI-UTILITIES 0.7%
  Duke Energy Corp.+                      24,765         693,668
  Dominion Resources, Inc./VA+             8,575         638,237
  Public Service Enterprise
      Group, Inc.+                         6,150         334,498
  AES Corp.*+                             16,800         275,184
  Sempra Energy+                           6,040         240,634
  Constellation Energy Group,
      Inc.                                 4,550         235,235
  CMS Energy Corp.*+                       5,580          72,763
  Calpine Corp.*+                         13,830          38,724
  Dynegy, Inc. -- Class A*+                9,835          38,455
                                                   -------------
TOTAL MULTI-UTILITIES                                  2,567,398
                                                   -------------
  GAS UTILITIES 0.1%
  KeySpan Corp.+                           4,160         162,115
  NiSource, Inc.+                          6,995         159,416
  Nicor, Inc.                              1,135          42,097
  Peoples Energy Corp.                       965          40,453
                                                   -------------
TOTAL GAS UTILITIES                                      404,081
                                                   -------------
TOTAL UTILITIES                                        8,959,485
                                                   -------------
TELECOMMUNICATION SERVICES 2.3%
  DIVERSIFIED TELECOMMUNICATION SERVICES
      2.1%
  Verizon Communications, Inc.+           71,684       2,544,782
  SBC Communications, Inc.+               85,829       2,033,289
  BellSouth Corp.+                        47,420       1,246,672
  Sprint Corp.+                           38,076         866,229
  Alltel Corp.+                            7,860         431,121
  AT&T Corp.                              20,600         386,250
  Qwest Communications
      International, Inc.*+               47,005         173,919
  CenturyTel, Inc.+                        3,480         114,283

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Citizens Communications Co.+             8,680   $     112,319
                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                               7,908,864
                                                   -------------
  WIRELESS TELECOMMUNICATION SERVICES 0.2%
  Nextel Communications, Inc. --
      Class A*+                           28,770         817,643
                                                   -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                817,643
                                                   -------------
TOTAL TELECOMMUNICATION SERVICES                       8,726,507
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $234,911,215)                                285,672,638
                                                   -------------

                                            FACE
                                          AMOUNT
                                   -------------
FEDERAL AGENCY DISCOUNT NOTES  5.3%
Federal Home Loan Bank**
  2.65% due 04/12/05               $  20,000,000      19,983,806
                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $19,983,806)                                  19,983,806
                                                   -------------
REPURCHASE AGREEMENTS  12.3%
Collateralized by U.S. Treasury
  Obligations
  UBS Financial Services, Inc.
    at 2.63% due 04/01/05             21,827,643      21,827,643
  Lehman Brothers, Inc.
    at 2.55% due 04/01/05             24,929,504      24,929,504
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $46,757,147)                                  46,757,147
                                                   -------------
SECURITIES LENDING COLLATERAL  16.7%
Investment in Securities Lending Short
Term
  Investment Portfolio held by
      U.S. Bank                       63,559,048      63,559,048
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $63,559,048)                                    63,559,048
                                                   -------------


--------------------------------------------------------------------------------

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

TOTAL INVESTMENTS 109.6%
  (Cost $365,211,216)                              $ 415,972,639
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (9.6)%                                  $ (36,444,349)
                                                   -------------
NET ASSETS - 100.0%                                $ 379,528,290

================================================================

                                                      UNREALIZED
                                       CONTRACTS     GAIN (LOSS)
----------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2005 S&P 500 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $162,366,750)                  2,745   $  (1,667,084)
                                                   -------------

                                           UNITS
                                   -------------
EQUITY INDEX SWAP AGREEMENTS
June 2005 S&P 500 Index Swap,
Maturing 06/28/05***
  (Notional Market Value
  $292,928,707)                          248,121   $   1,589,694
June 2005 S&P 500 Index Swap,
Maturing 06/14/05***
  (Notional Market Value
  $15,675,277)                            13,277        (259,663)
                                                   -------------
(TOTAL NOTIONAL MARKET VALUE $308,603,984)             1,330,031
                                                   -------------

*     Non-Income Producing Security.

** The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

***   Price Return based on S&P 500 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at March 31, 2005.

REIT - Real Estate Investment Trust.


--------------------------------------------------------------------------------
                                       10

TEMPEST 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
-----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  39.8%
Federal Home Loan Bank
  2.55% due 04/22/05               $  50,000,000   $  49,925,625
  2.68% due 04/21/05                  50,000,000      49,925,556
  2.65% due 04/12/05                  20,000,000      19,983,805
                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $119,834,986)                                119,834,986
                                                   -------------

                                                          MARKET
                                       CONTRACTS           VALUE
----------------------------------------------------------------
OPTIONS PURCHASED  0.0%
Call Options on:
  April 2005 S&P 500 Index
  Futures Contracts
    Expiring April 2005 with
    strike price of 1450                     300              --
                                                   -------------
TOTAL OPTIONS PURCHASED
  (Cost $4,950)                                               --
                                                   -------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
REPURCHASE AGREEMENTS  57.4%
Collateralized by U.S. Treasury
  Obligations
  UBS Financial Services, Inc.
    at 2.63% due 04/01/05          $  76,136,491      76,136,491
  Lehman Brothers, Inc.
    at 2.55% due 04/01/05             96,825,036      96,825,036
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $172,961,527)                                172,961,527
                                                   -------------
TOTAL INVESTMENTS 97.2%
  (Cost $292,801,463)                              $ 292,796,513
                                                   -------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 2.8%                               $   8,307,670
                                                   -------------
NET ASSETS - 100.0%                                $ 301,104,183

================================================================
                                                      UNREALIZED
                                       CONTRACTS            GAIN
----------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2005 S&P 500 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $145,272,400)                  2,456   $   3,610,731
                                                   -------------

                                                      UNREALIZED
                                           UNITS     GAIN (LOSS)
----------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
June 2005 S&P 500 Index Swap,
Maturing 06/28/05**
  (Notional Market Value
  $292,955,600)                          248,143   $  (1,596,474)
June 2005 S&P 500 Index Swap,
Maturing 06/14/05**
  (Notional Market Value
  $167,254,236)                          141,670       2,760,059
                                                   -------------
(TOTAL NOTIONAL MARKET VALUE $460,209,836)         $   1,163,585
                                                   -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.


--------------------------------------------------------------------------------
                                       1

VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
COMMON STOCKS  80.1%
INFORMATION TECHNOLOGY 46.5%
  SOFTWARE 14.0%
  Microsoft Corp.                      1,271,277   $  30,726,765
  Oracle Corp.*                          726,990       9,072,835
  Electronic Arts, Inc.*+                104,655       5,419,036
  Adobe Systems, Inc.                     79,507       5,340,485
  Symantec Corp.*+                       250,064       5,333,865
  Intuit, Inc.*+                          80,140       3,507,728
  Veritas Software Corp.*+               146,692       3,406,188
  Autodesk, Inc.                          81,900       2,437,344
  Check Point Software
      Technologies Ltd.*+                 86,470       1,879,858
  Siebel Systems, Inc.*+                 202,368       1,847,620
  Citrix Systems, Inc.*+                  68,420       1,629,764
  Mercury Interactive Corp.*+             30,560       1,447,933
  BEA Systems, Inc.*                     127,450       1,015,777
  Synopsys, Inc.*+                        46,200         836,220
                                                   -------------
TOTAL SOFTWARE                                        73,901,418
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      11.1%
  Intel Corp.                            752,740      17,486,150
  Maxim Integrated Products,
      Inc.+                              154,942       6,332,480
  Linear Technology Corp.+               139,520       5,345,011
  Applied Materials, Inc.*+              298,581       4,851,941
  Xilinx, Inc.+                          157,090       4,591,741
  KLA-Tencor Corp.*+                      80,520       3,704,725
  Altera Corp.*                          178,020       3,521,236
  Marvell Technology Group
      Ltd.*+                              87,572       3,357,510
  Broadcom Corp. -- Class A*+             83,812       2,507,655
  Microchip Technology, Inc.+             58,320       1,516,903
  ATI Technologies, Inc.*                 83,329       1,438,259
  Lam Research Corp.*+                    47,850       1,380,951
  Novellus Systems, Inc.*+                48,440       1,294,801
  Intersil Corp. -- Class A               51,660         894,751
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                             58,224,114
                                                   -------------
  COMMUNICATIONS EQUIPMENT 9.8%
  Qualcomm, Inc.                         672,085      24,631,915
  Cisco Systems, Inc.*                   799,790      14,308,243
  Research In Motion Ltd.*                63,843       4,878,882
  Juniper Networks, Inc.*+               120,119       2,649,825
  Comverse Technology, Inc.*+             69,760       1,759,347

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Telefonaktiebolaget LM
      Ericsson -- SP ADR*+                56,060   $   1,580,892
  JDS Uniphase Corp.*+                   557,480         930,992
  Tellabs, Inc.*                          89,840         655,832
                                                   -------------
TOTAL COMMUNICATIONS EQUIPMENT                        51,395,928
                                                   -------------
  COMPUTERS & PERIPHERALS 6.8%
  Apple Computer, Inc.*                  381,302      15,888,854
  Dell, Inc.*                            310,720      11,937,863
  Network Appliance, Inc.*+              127,548       3,527,978
  Sun Microsystems, Inc.*+               497,376       2,009,399
  Sandisk Corp.*+                         50,813       1,412,601
  QLogic Corp.*+                          32,070       1,298,835
                                                   -------------
TOTAL COMPUTERS & PERIPHERALS                         36,075,530
                                                   -------------
  INTERNET SOFTWARE & SERVICES 1.9%
  Yahoo!, Inc.*+                         224,678       7,616,584
  VeriSign, Inc.*+                        81,647       2,343,269
                                                   -------------
TOTAL INTERNET SOFTWARE & SERVICES                     9,959,853
                                                   -------------
  IT CONSULTING & SERVICES 1.8%
  Paychex, Inc.+                         121,980       4,003,384
  Fiserv, Inc.*+                          83,180       3,310,564
  Cognizant Technology
      Solutions Corp.*                    44,050       2,035,110
                                                   -------------
TOTAL IT CONSULTING & SERVICES                         9,349,058
                                                   -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.1%
  Flextronics International
      Ltd.*+                             206,340       2,484,334
  CDW Corp.+                              29,380       1,665,258
  Sanmina-SCI Corp.*                     189,130         987,259
  Molex, Inc.                             33,590         885,432
                                                   -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS               6,022,283
                                                   -------------
TOTAL INFORMATION TECHNOLOGY                         244,928,184
                                                   -------------
CONSUMER DISCRETIONARY 15.3%
  MEDIA 4.9%
  Comcast Corp. -- Class A*+             323,550      10,929,519
  Liberty Media International,
      Inc. -- Class A*+                   60,090       2,628,336
  Sirius Satellite Radio, Inc.*+         465,000       2,613,300


--------------------------------------------------------------------------------

VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  XM Satellite Radio Holdings,            71,770  $    2,260,755
      Inc.*+
  EchoStar Communications Corp.+          75,820       2,217,735
  NTL, Inc.*+                             32,500       2,069,275
  Pixar*+                                 19,774       1,928,954
  Lamar Advertising Co.*                  28,911       1,164,824
                                                   -------------
TOTAL MEDIA                                           25,812,698
                                                   -------------
  INTERNET & CATALOG RETAIL 4.0%
  eBay, Inc.*                            336,170      12,525,694
  InterActiveCorp*+                      243,750       5,428,313
  Amazon.com, Inc.*+                      92,107       3,156,507
                                                   -------------
TOTAL INTERNET & CATALOG RETAIL                       21,110,514
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 2.3%
  Starbucks Corp.*                       187,853       9,704,486
  Wynn Resorts Ltd.*+                     36,330       2,460,994
                                                   -------------
TOTAL HOTELS RESTAURANTS & LEISURE                    12,165,480
                                                   -------------
  SPECIALTY RETAIL 2.2%
  Bed Bath & Beyond, Inc.*               137,580       5,027,173
  Staples, Inc.                          113,700       3,573,591
  Ross Stores, Inc.+                      49,380       1,438,933
  Petsmart, Inc.+                         49,130       1,412,488
                                                   -------------
TOTAL SPECIALTY RETAIL                                11,452,185
                                                   -------------
  MULTILINE RETAIL 1.6%
  Sears Holdings Corp.*+                  55,040       7,329,677
  Dollar Tree Stores, Inc.*+              36,960       1,061,861
                                                   -------------
TOTAL MULTILINE RETAIL                                 8,391,538
                                                   -------------
  HOUSEHOLD DURABLES 0.3%
  Garmin Ltd.+                            34,100       1,579,512
                                                   -------------
TOTAL HOUSEHOLD DURABLES                               1,579,512
                                                   -------------
TOTAL CONSUMER DISCRETIONARY                          80,511,927
                                                   -------------
HEALTH CARE 9.7%
  BIOTECHNOLOGY 6.6%
  Amgen, Inc.*                           201,270      11,715,927
  Genzyme Corp.*                         106,060       6,070,874

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Gilead Sciences, Inc.*                 144,942  $    5,188,924
  Biogen Idec, Inc.*+                    123,270       4,254,048
  Chiron Corp.*+                          88,840       3,114,730
  Medimmune, Inc.*+                       90,494       2,154,662
  Invitrogen Corp.*+                      16,389       1,134,119
  Millennium Pharmaceuticals,
      Inc.*+                             114,060         960,385
                                                   -------------
TOTAL BIOTECHNOLOGY                                   34,593,669
                                                   -------------
  HEALTH CARE PROVIDERS & SERVICES 1.1%
  Patterson Cos., Inc.*+                  44,728       2,234,164
  Express Scripts, Inc.*+                 23,050       2,009,729
  Lincare Holdings, Inc.*+                32,898       1,455,079
                                                   -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                 5,698,972
                                                   -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
  Biomet, Inc.                           115,880       4,206,444
  DENTSPLY International, Inc.            26,330       1,432,615
                                                   -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                 5,639,059
                                                   -------------
  PHARMACEUTICALS 0.9%
  Teva Pharmaceutical
      Industries Ltd. -- SP ADR+         156,370       4,847,470
                                                   -------------
TOTAL PHARMACEUTICALS                                  4,847,470
                                                   -------------
TOTAL HEALTH CARE                                     50,779,170
                                                   -------------
INDUSTRIALS 3.8%
  COMMERCIAL SERVICES & SUPPLIES 1.7%
  Apollo Group, Inc. -- Class A*+         63,690       4,716,881
  Cintas Corp.+                           70,014       2,892,278
  Career Education Corp.*+                35,444       1,214,312
                                                   -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                   8,823,471
                                                   -------------


--------------------------------------------------------------------------------

VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  MACHINERY 0.9%
  Paccar, Inc.+                           66,200   $   4,792,218
                                                   -------------
TOTAL MACHINERY                                        4,792,218
                                                   -------------
  AIR FREIGHT & COURIERS 0.6%
  Expeditors International
      Washington, Inc.+                   35,566       1,904,559
  C.H. Robinson Worldwide, Inc.+          28,670       1,477,365
                                                   -------------
TOTAL AIR FREIGHT & COURIERS                           3,381,924
                                                   -------------
  ELECTRICAL EQUIPMENT 0.3%
  American Power Conversion
      Corp.+                              65,360       1,706,550
                                                   -------------
TOTAL ELECTRICAL EQUIPMENT                             1,706,550
                                                   -------------
  TRADING COMPANIES & DISTRIBUTORS 0.3%
  Fastenal Co.+                           24,660       1,363,945
                                                   -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                 1,363,945
                                                   -------------
TOTAL INDUSTRIALS                                     20,068,108
                                                   -------------
TELECOMMUNICATION SERVICES 3.2%
  WIRELESS TELECOMMUNICATION SERVICES 2.6%
  Nextel Communications, Inc. --
      Class A*+                          473,583      13,459,229
                                                   -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES             13,459,229
                                                   -------------
  DIVERSIFIED TELECOMMUNICATION SERVICES
      0.6%
  MCI, Inc.                              117,680       2,932,586
  Level 3 Communications, Inc.*+         230,173         474,156
                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                               3,406,742
                                                   -------------
TOTAL TELECOMMUNICATION SERVICES                      16,865,971
                                                   -------------
CONSUMER STAPLES 1.1%
  FOOD & DRUG RETAILING 1.1%
  Costco Wholesale Corp.+                 83,999       3,711,075

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Whole Foods Market, Inc.+               20,814   $   2,125,734
                                                   -------------
TOTAL FOOD & DRUG RETAILING                            5,836,809
                                                   -------------
TOTAL CONSUMER STAPLES                                 5,836,809
                                                   -------------
MATERIALS 0.5%
  CHEMICALS 0.3%
  Sigma-Aldrich Corp.+                    22,540       1,380,575
                                                   -------------
TOTAL CHEMICALS                                        1,380,575
                                                   -------------
  CONTAINERS & PACKAGING 0.2%
  Smurfit-Stone Container
      Corp.*+                             84,684       1,310,061
                                                   -------------
TOTAL CONTAINERS & PACKAGING                           1,310,061
                                                   -------------
TOTAL MATERIALS                                        2,690,636
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $316,650,882)                                421,680,805
                                                   -------------

                                            FACE
                                          AMOUNT
----------------------------------------------------------------
REPURCHASE AGREEMENTS  3.4%
Collateralized by U.S. Treasury
  Obligations
  UBS Financial Services, Inc.
    at 2.63% due 04/01/05          $   7,629,412       7,629,412
  Lehman Brothers, Inc.
    at 2.55% due 04/01/05             10,344,791      10,344,791
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $17,974,203)                                  17,974,203
                                                   -------------
SECURITIES LENDING COLLATERAL  20.5%
Investment in Securities Lending Short
Term
  Investment Portfolio held by
      U.S. Bank                      108,027,756     108,027,756
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $108,027,756)                                  108,027,756
                                                   -------------
TOTAL INVESTMENTS 104.0%
  (Cost $442,652,841)                              $ 547,682,764
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (4.0)%                                  $ (21,286,764)
                                                   -------------
NET ASSETS - 100.0%                                $ 526,396,000


================================================================================

VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

                                                      UNREALIZED
                                       CONTRACTS     GAIN (LOSS)
-----------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2005 Nasdaq 100 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $132,102,600)                  4,430   $     883,404
                                                   -------------

                                           UNITS
----------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
June 2005 Nasdaq 100 Index
Swap, Maturing 06/28/05**
  (Notional Market Value
  $493,490,988)                          332,871   $   3,090,510
June 2005 Nasdaq 100 Index
Swap, Maturing 06/14/05**
  (Notional Market Value
  $2,144,834)                              1,447         (88,058)
                                                   -------------
(TOTAL NOTIONAL MARKET VALUE $495,635,822)         $   3,002,452
                                                   -------------

*     Non-Income Producing Security.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at March 31, 2005.


--------------------------------------------------------------------------------
                                       4

VENTURE 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  32.9%
Federal Home Loan Bank*
  2.66% due 04/12/05               $  50,000,000   $  49,959,361
  2.68% due 04/21/05                  50,000,000      49,925,556
  2.65% due 04/12/05                  20,000,000      19,983,805
Freddie Mac*
  2.84% due 06/14/05                  50,000,000      49,708,111
                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $169,576,833)                                169,576,833
                                                   -------------

                                                          MARKET
                                       CONTRACTS           VALUE
----------------------------------------------------------------
OPTIONS PURCHASED  0.0%
Call Options on:
  April 2005 Nasdaq 100 Index
  Futures Contracts
    Expiring April 2005 with
    strike price of 2400                   1,200              --
                                                   -------------
TOTAL OPTIONS PURCHASED
  (Cost $16,800)                                              --
                                                   -------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
-----------------------------------------------------------------
REPURCHASE AGREEMENTS  59.0%
Collateralized by U.S. Treasury
  Obligations
  UBS Financial Services, Inc.
    at 2.63% due 04/01/05          $ 131,138,481     131,138,481
  Lehman Brothers, Inc.
    at 2.55% due 04/01/05            172,946,009     172,946,009
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $304,084,490)                                304,084,490
                                                   -------------
TOTAL INVESTMENTS 91.9%
  (Cost $473,678,123)                              $ 473,661,323
                                                   -------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 8.1%                               $  41,525,755
                                                   -------------
Net Assets - 100.0%                                $ 515,187,078
================================================================

                                                      UNREALIZED
                                       CONTRACTS            GAIN
----------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2005 Nasdaq 100 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $189,088,620)                  6,341   $   3,160,121
                                                   -------------

                                                      UNREALIZED
                                           UNITS     GAIN (LOSS)
----------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
June 2005 Nasdaq 100 Index
Swap, Maturing 06/28/05**
  (Notional Market Value
  $493,561,379)                          332,918   $  (3,155,559)
June 2005 Nasdaq 100 Index
Swap, Maturing 06/14/05**
  (Notional Market Value
  $349,772,909)                          235,930       5,161,020
                                                   -------------
(TOTAL NOTIONAL MARKET VALUE $843,334,288)         $   2,005,461
                                                   -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.


--------------------------------------------------------------------------------
                                       1

LONG DYNAMIC DOW 30 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  63.3%
INDUSTRIALS 18.3%
  AEROSPACE & DEFENSE 8.8%
  United Technologies Corp.               13,960   $   1,419,173
  Boeing Co.+                             13,960         816,102
  Honeywell International, Inc.           13,960         519,452
                                                   -------------
TOTAL AEROSPACE & DEFENSE                              2,754,727
                                                   -------------
  INDUSTRIAL CONGLOMERATES 5.4%
  3M Co.+                                 13,960       1,196,232
  General Electric Co.                    13,960         503,398
                                                   -------------
TOTAL INDUSTRIAL CONGLOMERATES                         1,699,630
                                                   -------------
  MACHINERY 4.1%
  Caterpillar, Inc.+                      13,960       1,276,502
                                                   -------------
TOTAL MACHINERY                                        1,276,502
                                                   -------------
TOTAL INDUSTRIALS                                      5,730,859
                                                   -------------
CONSUMER STAPLES 9.4%
  TOBACCO 2.9%
  Altria Group, Inc.+                     13,960         912,844
                                                   -------------
TOTAL TOBACCO                                            912,844
                                                   -------------
  HOUSEHOLD PRODUCTS 2.4%
  Procter & Gamble Co.+                   13,964         740,092
                                                   -------------
TOTAL HOUSEHOLD PRODUCTS                                 740,092
                                                   -------------
  FOOD & DRUG RETAILING 2.2%
  Wal-Mart Stores, Inc.+                  13,960         699,536
                                                   -------------
TOTAL FOOD & DRUG RETAILING                              699,536
                                                   -------------
  BEVERAGES 1.9%
  Coca-Cola Co.                           13,960         581,713
                                                   -------------
TOTAL BEVERAGES                                          581,713
                                                   -------------
TOTAL CONSUMER STAPLES                                 2,934,185
                                                   -------------
FINANCIALS 8.3%
  DIVERSIFIED FINANCIALS 3.5%
  Citigroup, Inc.                         13,960         627,362

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  J.P. Morgan Chase & Co.                 13,960   $     483,016
                                                   -------------
TOTAL DIVERSIFIED FINANCIALS                           1,110,378
                                                   -------------
  INSURANCE 2.5%
  American International Group,
      Inc.+                               13,960         773,524
                                                   -------------
TOTAL INSURANCE                                          773,524
                                                   -------------
  CONSUMER FINANCE 2.3%
  American Express Co.                    13,960         717,125
                                                   -------------
TOTAL CONSUMER FINANCE                                   717,125
                                                   -------------
TOTAL FINANCIALS                                       2,601,027
                                                   -------------
INFORMATION TECHNOLOGY 7.2%
  COMPUTERS & PERIPHERALS 5.1%
  International Business
      Machines Corp.                      13,960       1,275,665
  Hewlett-Packard Co.                     13,960         306,282
                                                   -------------
TOTAL COMPUTERS & PERIPHERALS                          1,581,947
                                                   -------------
  SOFTWARE 1.1%
  Microsoft Corp.                         13,960         337,413
                                                   -------------
TOTAL SOFTWARE                                           337,413
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      1.0%
  Intel Corp.                             13,960         324,291
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                324,291
                                                   -------------
TOTAL INFORMATION TECHNOLOGY                           2,243,651
                                                   -------------
CONSUMER DISCRETIONARY 5.7%
  SPECIALTY RETAIL 1.7%
  Home Depot, Inc.+                       13,960         533,831
                                                   -------------
TOTAL SPECIALTY RETAIL                                   533,831
                                                   -------------


--------------------------------------------------------------------------------

LONG DYNAMIC DOW 30 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  HOTELS RESTAURANTS & LEISURE 1.4%
  McDonald's Corp.                        13,960   $     434,714
                                                   -------------
TOTAL HOTELS RESTAURANTS & LEISURE                       434,714
                                                   -------------
  AUTOMOBILES 1.3%
  General Motors Corp.+                   13,960         410,284
                                                   -------------
TOTAL AUTOMOBILES                                        410,284
                                                   -------------
  MEDIA 1.3%
  Walt Disney Co.+                        13,960         401,071
                                                   -------------
TOTAL MEDIA                                              401,071
                                                   -------------
TOTAL CONSUMER DISCRETIONARY                           1,779,900
                                                   -------------
HEALTH CARE 5.6%
  PHARMACEUTICALS 5.6%
  Johnson & Johnson, Inc.+                13,960         937,554
  Merck & Co., Inc.                       13,960         451,885
  Pfizer, Inc.                            13,960         366,729
                                                   -------------
TOTAL PHARMACEUTICALS                                  1,756,168
                                                   -------------
TOTAL HEALTH CARE                                      1,756,168
                                                   -------------
MATERIALS 3.6%
  CHEMICALS 2.3%
  EI Du Pont de Nemours & Co.             13,960         715,311
                                                   -------------
TOTAL CHEMICALS                                          715,311
                                                   -------------
  METALS & MINING 1.3%
  Alcoa, Inc.                             13,960         424,244
                                                   -------------
TOTAL METALS & MINING                                    424,244
                                                   -------------
TOTAL MATERIALS                                        1,139,555
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
ENERGY 2.6%
  OIL & GAS 2.6%
  Exxon Mobil Corp.                       13,960   $     832,016
                                                   -------------
TOTAL OIL & GAS                                          832,016
                                                   -------------
TOTAL ENERGY                                             832,016
                                                   -------------
TELECOMMUNICATION SERVICES 2.6%
  DIVERSIFIED TELECOMMUNICATION SERVICES
      2.6%
  Verizon Communications, Inc.+           13,964         495,722
  SBC Communications, Inc.+               13,960         330,713
                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                 826,435
                                                   -------------
TOTAL TELECOMMUNICATION SERVICES                         826,435
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $18,586,546)                                  19,843,796
                                                   -------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
REPURCHASE AGREEMENTS  30.1%
Collateralized by U.S. Treasury
  Obligations
  UBS Financial Services, Inc.
    at 2.63% due 04/01/05          $   3,355,649       3,355,649
  Lehman Brothers, Inc.
    at 2.55% due 04/01/05              6,099,026       6,099,026
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $9,454,675)                                    9,454,675
                                                   -------------
SECURITIES LENDING COLLATERAL  9.9%
Investment in Securities Lending Short
Term
  Investment Portfolio held by
      U.S. Bank                        3,095,787       3,095,787
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,095,787)                                      3,095,787
                                                   -------------
TOTAL INVESTMENTS 103.3%
  (Cost $31,137,008)                               $  32,394,258
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (3.3)%                                  $  (1,032,409)
                                                   -------------
NET ASSETS - 100.0%                                $  31,361,849


================================================================================

LONG DYNAMIC DOW 30 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

                                                      UNREALIZED
                                       CONTRACTS            LOSS
----------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2005 Dow Jones Industrial
Average Index Mini Futures
Contracts
  (Aggregate Market Value of
  Contracts $18,084,080)                     344   $     (52,031)
                                                   -------------

                                                      UNREALIZED
                                           UNITS            LOSS
----------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
June 2005 Dow Jones Industrial
Average Index Swap, Maturing
06/14/05*
  (Notional Market Value
  $24,956,720)                             2,376   $    (115,991)
                                                   -------------

* Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at March 31, 2005.


--------------------------------------------------------------------------------
                                       3

INVERSE DYNAMIC DOW 30 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
REPURCHASE AGREEMENTS  114.1%
Collateralized by U.S. Treasury
  Obligations
  UBS Financial Services, Inc.
    at 2.63% due 04/01/05          $   9,912,325   $   9,912,325
  Lehman Brothers, Inc.
    at 2.55% due 04/01/05             14,376,563      14,376,563
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $24,288,888)                                  24,288,888
                                                   -------------
TOTAL INVESTMENTS 114.1%
  (Cost $24,288,888)                               $  24,288,888
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (14.1)%                                 $  (3,000,946)
                                                   -------------
NET ASSETS - 100.0%                                $  21,287,942

================================================================
                                                      UNREALIZED
                                       CONTRACTS            GAIN
----------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2005 Dow Jones Industrial
Average Index Mini Futures
Contracts
  (Aggregate Market Value of
  Contracts $6,623,820)                      126   $     227,941
                                                   -------------

                                                      UNREALIZED
                                           UNITS            GAIN
----------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
June 2005 Dow Jones Industrial
Average Index Swap, Maturing
06/14/05*
  (Notional Market Value
  $35,959,358)                             3,423   $     615,936
                                                   -------------

* Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.


--------------------------------------------------------------------------------
                                       1

For information on a Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.



ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation on March 8, 2005, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Dynamic Funds (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls over financial reporting, including disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this Form N-Q that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RYDEX DYNAMIC FUNDS

By (Signature and Title)* /S/ CARL G. VERBONCOEUR
                          ------------------------------------------------------
                          Carl G. Verboncoeur, President

Date                                MAY 23, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ CARL G. VERBONCOEUR
                          ------------------------------------------------------
                          Carl G. Verboncoeur, President

Date                                MAY 23, 2005
    ----------------------------------------------------------------------------

By (Signature and Title)* /S/ NICK BONOS
                          ------------------------------------------------------
                          Nick Bonos, Vice President and Treasurer

Date                                MAY 23, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.